Nature of business and organization (Details) (Hongli, USD $)	Jun. 30, 2012	Jun. 30, 2011
Hongli
Business Acquisition [Line Items]
Total current assets	$ 58,535,803	$ 49,774,889
Total assets	184,771,289	166,989,770
Total current liabilities	53,633,472	78,860,160
Total liabilities	$ 90,065,472	$ 78,860,160